SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
(Loss) income before income tax	$ (2,932,213)	$ (3,563,138)	$ (6,951,698)	$ (1,673,735)	$ 140,988
Computed income tax expense (benefit) with statutory income tax rate			(1,737,925)	(418,434)	35,247
Effect of tax holiday and preferential tax rate			16,759	25,045	21,841
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations			520,007	251,378	(217,714)
Change in valuation allowance			6,308	52,945	23,950
Total income tax provision	$ (0)	$ (0)
Other Jurisdictions [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates			1,281,519	130,962	100,390
TAC Operations [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates			$ (86,668)	$ (41,896)	$ 36,286